Work in Progress, Net - Summary of Work in Progress Grouped by Main Projects (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	S/ 72,574	S/ 60,750
Infrastructure [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	23,117	32,212
Infrastructure [member] | Road Operation And Maintenance [Member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	23,117	32,212
Engineering and construction [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	49,457	28,538
Engineering and construction [member] | Engineering and Construction Works GYM Chile SpA [Member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	19,531	13,007
Engineering and construction [member] | Talara Refinery [Member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	20,126
Engineering and construction [member] | North Concentrator Plant Of Quellaveco [Member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	1,033
Engineering and construction [member] | Others [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	S/ 8,767	S/ 15,531